Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Share-based payments	$ 0.8	$ 0.0
Operating loss carryforwards	150.7	181.1
Capital loss carryforwards	17.9	17.8
Insurance reserves: Losses and loss adjustment expenses	99.1	111.2
Unrealized losses on investments	0.0	7.4
Accrued expenses	11.0	11.3
Foreign tax credit carryforwards	20.2	22.0
Unearned premiums	34.9	34.5
Intangible assets	74.0	82.7
Office properties and equipment	15.4	14.7
Operating lease liability	14.3	15.0
Other temporary differences	4.2	8.1
Total deferred tax assets	442.5	505.8
Less valuation allowance	(49.2)	(64.0)
Deferred tax assets, net of valuation allowance	393.3	441.8
Unrealized gains on investments	1.4	0.0
Intangible assets	(0.6)	(0.2)
Deferred acquisition costs	(34.0)	(31.0)
Operating lease assets	(9.9)	(10.4)
Deferred Tax Liabilities, GAAP differences	(3.8)	0.0
Other temporary differences	(5.1)	(3.4)
Total deferred tax (liabilities)	(54.8)	(45.0)
Deferred tax assets, net	$ 338.5	$ 396.8